Investment Risks - Regan Total Return Income Fund	Jan. 31, 2026
Mortgage-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Mortgage-Backed Securities Risk. When interest rates increase, the market values of MBS decline. At the same time, however, mortgage refinancings and prepayments slow, which lengthens the effective duration of these securities. As a result, the negative effect of the interest rate increase on the market value of MBS is usually more pronounced than it is for other types of fixed income securities, potentially increasing the volatility of the Fund. Conversely, when market interest rates decline, while the value of MBS may increase, the rate of prepayment of the underlying mortgages also tends to increase, which shortens the effective duration of these securities. MBS are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgage may decline in value and be insufficient, upon foreclosure, to repay the associated loan. Additionally, the liquidity of non-investment grade securities and sub-prime mortgage securities can change dramatically over time.

Credit Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Credit Risk. There is a risk that the issuer of an MBS will fail to pay interest or principal in a timely manner or that changes in the market’s perceptions of the issuer’s financial strength and ability to make such payments will cause the price of that security to decline.

Interest Rate Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]
Interest Rate Risk. Interest rates increasing may result in a decrease in the value of debt securities held by the Fund. Conversely, as interest rates decrease, mortgage-backed securities’ prices typically do not rise as much as the prices of comparable bonds. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve may raise interest rates. An environment with rising interest rates may lead to a decrease in the price of MBS or the increase in defaults on mortgages.

Prepayment Risk 1 Member
Prospectus [Line Items]
Risk [Text Block]	Prepayment Risk. When interest rates fall, certain obligations may be paid off by the obligor earlier than expected by refinancing their mortgages, resulting in prepayment of the mortgage-backed securities held by the Fund. The Fund would then lose any price appreciation above the mortgage’s principal and would have to reinvest the proceeds at lower yields, resulting in a decline in the Fund’s income.
Extension Risk Member
Prospectus [Line Items]
Risk [Text Block]	Extension Risk. When interest rates rise, homeowners may pay their debt at slower rates, resulting in lengthening the average life of mortgage-backed securities held by the Fund. This would delay the Fund’s ability to reinvest proceeds at higher interest rates.
Real Estate And Regulatory Actions Risk Member
Prospectus [Line Items]
Risk [Text Block]
Real Estate and Regulatory Actions Risk. MBS are dependent on real estate prices and real estate fundamentals. When real estate prices face a significant decline, the Fund’s securities may be negatively affected. Regulatory actions may also have an adverse impact on real estate prices.

Derivatives Risk Member
Prospectus [Line Items]
Risk [Text Block]
Derivatives Risk. Using derivatives can increase the Fund’s losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the Fund. Using derivatives also can have a leveraging effect and increase Fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more than the underlying assets, rates, indices or other indicators to which it relates. Use of derivatives may have different tax consequences for the Fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders.
Rule 18f-4 under the 1940 Act provides a comprehensive regulatory framework for the use of derivatives by funds and imposes requirements and restrictions on funds using derivatives. The rule may affect the availability, liquidity or performance of derivatives, and may not effectively limit the risk of loss from derivatives.

Derivatives Risk, Futures Contract Risk Member
Prospectus [Line Items]
Risk [Text Block]
Futures Contract Risk. The primary risks associated with the use of futures contracts are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the Advisor’s inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund may have to sell securities at a time when it may be disadvantageous to do so.

Derivatives Risk, Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Purchasing and writing options, both put and call, are specialized activities that entail greater than normal investment risks. The Fund may not benefit to the same extent as directly holding the underlying asset. The Fund may also lose money on an option if changes in its value do not correspond to the changes in value of the underlying security. If the Fund is not able to close out an option position in its portfolio, it may have to exercise the option to realize any gain and may incur transaction costs upon the purchase or sale of such underlying securities. Some options involve the payment of premiums which may affect Fund performance. If the Fund invests in over-the-counter options, the Fund may be exposed to counterparty risk.

Derivatives Risk, Swaps Risk Member
Prospectus [Line Items]
Risk [Text Block]
Swaps Risk. Swaps involve the risk that the party with whom the Fund has entered into the swap transaction with defaults on its obligation to pay or that the Fund cannot meet its obligation to the pay the other party. Swap agreements may increase or decrease the overall volatility of the Fund’s investments and share price. To the extent the swap agreement increases the Fund’s exposure to long or short term interest rates, it may also affect the values of MBS, and inflation sensitivity, and borrowing rates.

Derivatives Risk, To Be Announced (“TBA”) Security Risk Member
Prospectus [Line Items]
Risk [Text Block]
To Be Announced (“TBA”) Security Risk. A TBA is a contract to purchase or sell a MBS at some point in the future and may be classified as a derivative in certain circumstances. Due to the forward-settling nature of TBAs, there is risk that the value of the underlying MBS will fluctuate greater than anticipated or that the TBA may not correlate to the underlying MBS or to the MBS market as a whole. There is also counterparty risk with entering into a TBA contract.

Derivatives Risk, Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through derivative instruments, the Fund has the risk of losing more than its original investment. The net asset value (“NAV”) of the Fund when employing leverage will be more volatile and sensitive to market movements.

High-Yield Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	High-Yield Securities Risk. Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of these securities, such as increased possibility of default, and changes in value based on public perception of the issuer.
Sub-Prime Mortgage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Sub-Prime Mortgage Risk. Sub-prime mortgages face the risk that the issuer of the security will default on interest or principal payments. The risk of non-payment is more pronounced in sub-prime mortgages than in highly ranked securities. Because there is increased risk of non-payment, the securities may be less liquid and subject to greater declines in value than highly rated instruments, especially in times of market stress.

Counterparty Risk Member
Prospectus [Line Items]
Risk [Text Block]
Counterparty Risk. Typically, a derivative contract involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts, including options and swaps, will be privately negotiated in the over-the-counter market. Fund transactions involving a counterparty are subject to the risk that the counterparty or a third party will not fulfill its obligation to the Fund. Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. A counterparty’s inability to fulfill its obligation may result in significant financial loss to the Fund.

Asset-Backed Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]	Asset-Backed Securities Risk. ABS represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. Certain debt instruments may only pay principal at maturity or may only represent the right to receive payments of principal or payments of interest on underlying pools of mortgages, assets or government securities, but not both. The value of these types of instruments may change more drastically than debt securities that pay both principal and interest. The Fund may obtain a below market yield or incur a loss on such instruments during periods of declining interest rates. Principal only and interest only instruments are subject to extension risk. Certain ABS may provide, upon the occurrence of certain triggering events or defaults, for the investors to become the holders of the underlying assets. In that case, the Fund may become the holder of securities that it could not otherwise purchase, based on its investment strategies or its investment restrictions and limitations, at a time when such securities may be difficult to dispose of because of adverse market conditions.
U.S. Government Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
U.S. Government Securities Risk. U.S. government securities, which may be backed by the U.S. Department of the Treasury or the full faith and credit of the U.S., and may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, are guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Certain U.S. government agency securities are backed by the right of the issuer to borrow from the U.S. Department of the Treasury, or are supported only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer.

Repurchase Agreement Risk Member
Prospectus [Line Items]
Risk [Text Block]
Repurchase Agreement Risk. A repurchase agreement involves the risk that the seller of securities under a repurchase agreement files for bankruptcy or becomes insolvent and the Fund is left holding a security that has declined in value, does not meet its investment strategy, or is difficult to dispose. The Fund may incur costs in disposing of the underlying security and may experience losses if there is any delay in its ability to do so and the value of your investment could decline as a result.

Portfolio Turnover Risk Member
Prospectus [Line Items]
Risk [Text Block]
Portfolio Turnover Risk. As a result of its active trading strategy, the Fund may incur higher levels of brokerage fees and commissions, and cause higher levels of current tax liability to shareholders in the Fund.

Liquidity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Liquidity Risk. Certain of the Fund’s investments in closed-end funds, sub-prime mortgages, CLOs, asset backed securities, and non-investment grade securities (including non-investment grade MBS) may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. In certain circumstances, it may be difficult for the Fund to purchase and sell particular portfolio investments in closed-end funds due to infrequent trading in such investments. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The prices of such investments may experience significant volatility, make it more difficult for the Fund to transact significant amounts of such investments without an unfavorable impact on prevailing market prices. Closed-end funds that are liquid investments may become illiquid or less liquid after purchase by the Fund, particularly during periods of market turmoil or economic uncertainty. Illiquid and relatively less liquid investments may be difficult to value.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The skill of the Advisor will play a significant role in the Fund’s ability to achieve its investment objective. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to correctly identify economic trends, especially with regard to accurately forecasting inflationary and deflationary periods. The Fund’s ability to achieve its investment objective depends on the ability of the Advisor to select securities, especially in volatile markets and the Advisor could be incorrect in its analysis of industries, companies, and the relative attractiveness of securities.

Market Events Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rates, and political events affect the markets. Periods of market volatility may occur in response to local, regional, and global market events and other economic, political, and global macro factors (for example, a global pandemic, government deficits and debt, military conflicts, inflation, tariffs, sanctions, and recessions). These and other events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its other service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Losing all or a portion of your investment is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.